CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities
Net (loss) income	$ 14,314	89,177	(83,156)	(238,857)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation of property and equipment	4,667	29,074	12,888	4,284
Amortization of acquired intangible assets	541	3,369	1,211	1,030
Allowance for doubtful accounts	1,105	6,884		287
Loss (gain) on disposal of property and equipment	1	7	(25)
Impairment of equity investments				297
Impairment of cost investment	72	453	1,898
Impairment of intangible assets	87	550
Share-based compensation	16,107	100,351	135,001	236,936
Share of loss (gain) of equity investments	(25)	(157)	1,358	512
Gain on disposal of an equity investment	(104)	(651)
Gain on disposal of a cost investment	(377)	(2,351)
Deferred income taxes, net	(3,100)	(19,316)	(11,173)	(1,643)
Foreign exchange losses (gains), net	667	4,153	(14,143)	551
Changes in operating assets and liabilities, net
Accounts receivable	(12,436)	(77,478)	(21,275)	(12,932)
Prepayments and other current and non-current assets	(1,921)	(11,968)	(4,710)	(2,409)
Amounts due from related parties	(12)	(73)
Amounts due to related parties	278	1,734	(344)	854
Accounts payable	1,158	7,214	11,196	2,081
Deferred revenue	20,151	125,541	23,369	10,303
Advances from users	813	5,062	1,712	483
Income tax payable	4,997	31,129	12,516	3,965
Accrued liabilities and other current liabilities	10,296	64,148	33,494	10,486
Net cash provided by operating activities	57,279	356,852	99,817	16,228
Cash flows from investing activities
Placements of short-term deposits	(166,980)	(1,040,302)	(872,372)
Maturities of short-term deposits	98,756	615,259	399,717
Purchase of property and equipment	(9,772)	(60,881)	(46,956)	(14,698)
Purchase of intangible assets	(308)	(1,920)	(274)	(13,488)
Cash paid for equity investments	(161)	(1,000)	(4,500)
Cash paid for a cost investment			(1,000)	(3,000)
Cash received from disposal of a cost investment	161	1,000
Cash received from disposal of an equity investment	321	2,000
Consideration paid in connection with business acquisition	(1,882)	(11,722)
Loan to a related party	(193)	(1,200)	(500)	(1,500)
Loan to a third party			(300)
Repayment of loan from related parties	401	2,500
Loans to employees	(470)	(2,930)	(2,770)	(967)
Repayment of loans from employees	106	660	197
Proceeds from disposal of property and equipment	5	32	401	77
Net cash used in investing activities	(80,016)	(498,504)	(528,357)	(33,576)
Cash flows from financing activities
Proceeds from issuance of common shares, net of issuance costs			488,969
Proceeds from initial public offering (net of underwriters' commissions of US$ 6,593)	88,370	550,555
Payments of listing expenses	(4,464)	(27,815)
Repurchase of common shares and warrants				(562)
Repurchase of share options			(11,087)	(2,576)
Net cash (used in) provided by financing activities	83,906	522,740	477,882	(3,138)
Net (decrease) increase in cash and cash equivalents	61,169	381,088	49,342	(20,486)
Cash and cash equivalents at the beginning of the year	20,688	128,891	83,683	106,427
Effect of exchange rate changes on cash and cash equivalents	(847)	(5,277)	(4,134)	(2,258)
Cash and cash equivalents at the end of the year	81,010	504,702	128,891	83,683
Supplemental disclosure of cash flows information:
-Employee loans settled by repurchase of vested share options			614
-Acquisition of property and equipment in form of accounts payable	949	5,911	1,090	6,725
-Income taxes paid	$ (2,765)	(17,228)